Schedule of investments

Delaware Total Return Fund December 31, 2019 (Unaudited)

	Number of
	Shares	Value (US $)
Common Stock – 62.17%
Communication Services - 2.93%
AT&T	265,600	$10,379,648
CenturyLink	104,397	1,379,084
Verizon Communications	166,500	10,223,100
		21,981,832
Consumer Discretionary - 3.66%
adidas AG	1,460	474,600
Dollar Tree †	108,900	10,242,045
KDDI	43,600	1,300,866
Lowe’s	86,000	10,299,360
Next	5,030	467,591
Orange †	73,790	1,085,946
Publicis Groupe	30,950	1,401,163
Sodexo	10,870	1,288,178
Swatch Group	3,060	854,368
		27,414,117
Consumer Staples - 5.63%
Archer-Daniels-Midland	222,900	10,331,415
Asahi Group Holdings	17,700	807,483
Conagra Brands	305,600	10,463,744
Danone	22,730	1,884,172
Diageo	29,250	1,240,019
Kao	6,200	511,346
Kerry Group Class A	3,320	413,741
Kirin Holdings	16,600	362,321
Koninklijke Ahold Delhaize	82,010	2,050,931
Lawson	11,400	647,094
Mondelez International Class A	189,700	10,448,676
Nestle	15,120	1,636,971
Seven & i Holdings	38,100	1,396,572
		42,194,485
Energy - 5.54%
ConocoPhillips	159,600	10,378,788
Halliburton	422,500	10,338,575
Marathon Oil	764,300	10,379,194
Occidental Petroleum	251,900	10,380,799
		41,477,356
Financials - 9.15%
Allstate	93,400	10,502,830
American International Group	197,600	10,142,808
Annaly Capital Management	126,000	1,186,920

NQ-QPV [12/19] 2/20 (1081865) 1

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Number of
	Shares	Value (US $)
Common Stock (continued)
Financials (continued)
Bank of America	123,192	$4,338,822
Bank of New York Mellon	199,700	10,050,901
Hercules Capital	337,200	4,727,544
JPMorgan Chase & Co.	49,500	6,900,300
Marsh & McLennan	93,000	10,361,130
Truist Financial	183,100	10,312,192
		68,523,447
Healthcare - 11.48%
Abbott Laboratories	118,100	10,258,166
Brookdale Senior Living †	1,247,846	9,071,840
Cardinal Health	187,300	9,473,634
Cigna	50,200	10,265,398
CVS Health	139,500	10,363,455
Fresenius Medical Care AG & Co.	19,480	1,434,270
Johnson & Johnson	72,100	10,517,227
Merck & Co.	114,300	10,395,585
Novo Nordisk Class B	33,340	1,932,014
Pfizer	263,800	10,335,684
Roche Holding	5,860	1,904,517
		85,951,790
Industrials - 5.15%
G4S	403,080	1,163,945
Honeywell International	23,814	4,215,078
Makita	21,900	756,314
Northrop Grumman	29,300	10,078,321
Raytheon	46,900	10,305,806
Secom	4,600	410,517
Securitas Class B	65,760	1,132,994
Waste Management	91,900	10,472,924
		38,535,899
Information Technology - 7.34%
Broadcom	31,700	10,017,834
Cisco Systems	220,000	10,551,200
Intel	175,400	10,497,690
Microsoft	47,768	7,533,014
Oracle	182,200	9,652,956
Sabre	46,641	1,046,624
Texas Instruments	44,295	5,682,606
		54,981,924
Materials - 1.54%
Air Liquide	11,360	1,608,105

2 NQ-QPV [12/19] 2/20 (1081865)

(Unaudited)

	Number of
	Shares	Value (US $)
Common Stock (continued)
Materials (continued)
DuPont de Nemours	155,100	$9,957,420
		11,565,525
REITs Diversified - 0.24%
Lexington Realty Trust	171,358	1,819,822
		1,819,822
REITs Healthcare - 1.24%
Assura	2,398,769	2,472,025
Healthpeak Properties	84,082	2,898,307
Sabra Health Care REIT	50,300	1,073,402
Welltower	34,363	2,810,206
		9,253,940
REITs Hotel - 0.39%
MGM Growth Properties Class A	24,700	764,959
VICI Properties	83,365	2,129,976
		2,894,935
REITs Industrial - 0.46%
Americold Realty Trust	39,833	1,396,545
Prologis	22,700	2,023,478
		3,420,023
REITs Information Technology - 0.14%
American Tower	4,600	1,057,172
		1,057,172
REITs Mall - 0.16%
Simon Property Group	8,147	1,213,577
		1,213,577
REITs Manufactured Housing - 0.52%
Equity LifeStyle Properties	25,000	1,759,750
Sun Communities	14,400	2,161,440
		3,921,190
REITs Multifamily - 3.61%
Apartment Investment & Management Class A	23,608	1,219,353
AvalonBay Communities	500	104,850
Bluerock Residential Growth REIT	105,387	1,269,913
Camden Property Trust	19,344	2,052,398
Equity Residential	123,800	10,017,896
Front Yard Residential	157,500	1,943,550
Grainger	309,506	1,284,031
Invitation Homes	79,451	2,381,146
Killam Apartment Real Estate Investment Trust	98,771	1,440,624

NQ-QPV [12/19] 2/20 (1081865) 3

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Number of
	Shares	Value (US $)
Common Stock (continued)
REITs Multifamily (continued)
NexPoint Residential Trust	58,912	$2,651,040
UDR	57,900	2,703,930
		27,068,731
REITs Office - 0.56%
Alpine Income Property Trust	100,000	1,903,000
Cousins Properties	47,200	1,944,640
Postal Realty Trust Class A	20,291	343,932
		4,191,572
REITs Self-Storage - 0.18%
Extra Space Storage	12,700	1,341,374
		1,341,374
REITs Shopping Center - 0.08%
Brixmor Property Group	2,300	49,703
Retail Properties of America Class A	39,400	527,960
		577,663
REITs Single Tenant - 0.57%
National Retail Properties	16,600	890,092
Spirit Realty Capital	28,600	1,406,548
STORE Capital	52,800	1,966,272
		4,262,912
REITs Specialty - 0.08%
Safehold	14,400	580,320
		580,320
Utilities - 1.52%
Edison International	138,500	10,444,285
TerraForm Power Class A	62,385	960,105
		11,404,390
Total Common Stock (cost $404,453,224)		465,633,996

Closed-End Funds – 0.27%
Aberdeen Total Dynamic Dividend Fund	169,500	1,517,025
Western Asset Emerging Markets Debt Fund	36,699	523,695
Total Closed-End Funds (cost $1,915,206)		2,040,720

Convertible Preferred Stock – 2.35%
A Schulman 6.00% exercise price $52.33 y	3,298	3,444,563
AMG Capital Trust II 5.15% exercise price $195.47,
maturity date 10/15/37	44,463	2,156,455
Bank of America 7.25% exercise price $50.00 y	1,846	2,674,854

4 NQ-QPV [12/19] 2/20 (1081865)

(Unaudited)

	Number of
	Shares	Value (US $)
Convertible Preferred Stock (continued)
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity date 3/31/28	60,947	$3,136,333
QTS Realty Trust 6.50% exercise price $46.99 y	31,000	4,004,270
Wells Fargo & Co. 7.50% exercise price $156.71 y	1,475	2,138,750
Total Convertible Preferred Stock (cost $17,440,861)		17,555,225

Exchange-Traded Funds – 2.36%
iShares MSCI EAFE ETF	250	17,360
iShares Preferred & Income Securities ETF	40,947	1,539,198
SPDR Gold Shares†	26,668	3,810,857
SPDR Nuveen Bloomberg Barclays High Yield Municipal
Bond ETF	69,890	4,123,510
VanEck Vectors High-Yield Municipal Index ETF	119,583	7,659,291
Vanguard FTSE Developed Markets ETF	11,720	516,383
Total Exchange-Traded Funds (cost $17,650,084)		17,666,599

	Principal amount°
Agency Mortgage-Backed Securities – 1.16%
Fannie Mae S. F. 30 yr
3.00% 11/1/48	51,395	52,604
3.00% 11/1/49	227,421	230,562
3.00% 12/1/49	229,000	234,107
3.00% 1/1/50	172,000	174,350
3.50% 12/1/47	1,049,377	1,098,186
3.50% 11/1/49	350,935	361,424
4.00% 3/1/47	697,891	734,972
4.50% 9/1/40	940,942	1,021,034
4.50% 11/1/49	68,991	72,792
5.00% 4/1/40	486,673	537,246
5.00% 11/1/40	200,598	221,316
5.50% 5/1/33	46,431	51,608
5.50% 10/1/33	69,958	78,721
5.50% 12/1/34	86,571	97,375
5.50% 9/1/35	50,123	56,306
5.50% 1/1/37	61,446	68,886
5.50% 10/1/39	103,334	115,929
6.00% 5/1/36	57,795	64,156
6.00% 6/1/37	16,582	18,975
6.00% 7/1/37	21,644	24,561
6.00% 8/1/37	25,101	28,737
6.00% 10/1/40	204,820	234,970
6.50% 11/1/33	120,405	133,671

NQ-QPV [12/19] 2/20 (1081865) 5

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S. F. 30 yr
6.50% 6/1/36	38,596	$42,848
7.00% 3/1/32	191,552	211,125
7.00% 8/1/32	275,108	294,915
Freddie Mac S. F. 30 yr
3.00% 11/1/49	179,677	182,491
3.00% 12/1/49	52,000	52,837
3.00% 1/1/50	47,000	48,038
3.50% 7/1/44	468,977	496,163
4.50% 10/1/40	513,810	564,377
4.50% 4/1/44	411,768	443,083
4.50% 5/1/44	105,416	113,386
5.50% 5/1/38	158,584	177,951
5.50% 9/1/39	113,771	127,847
5.50% 10/1/39	215,491	232,397
Total Agency Mortgage-Backed Securities (cost $8,494,104)		8,699,946

Collateralized Debt Obligation – 0.13%
Octagon Investment Partners
144A 3.106% (LIBOR03M + 1.14%) 1/20/30 #•	1,000,000	997,815
Total Collateralized Debt Obligation (cost $998,794)		997,815

Convertible Bonds – 9.24%
Capital Goods - 0.41%
Chart Industries 144A 1.00% exercise price $58.73,
expiration date 11/15/24 #	1,424,000	1,878,395
Dycom Industries 0.75% exercise price $96.89, expiration
date 9/15/21	1,194,000	1,163,159
		3,041,554
Communications - 1.52%
DISH Network 2.375% exercise price $82.22, expiration
date 3/15/24	3,290,000	3,016,437
GCI Liberty 144A 1.75% exercise price $370.52, expiration
date 9/30/46 #	2,506,000	3,462,039
InterDigital 144A 2.00% exercise price $81.29, expiration
date 6/1/24 #	2,157,000	2,155,598
Liberty Media 2.25% exercise price $34.07, expiration date
9/30/46	4,788,000	2,779,393
		11,413,467
Consumer Cyclical - 0.18%
Meritor 3.25% exercise price $39.92, expiration date
10/15/37	1,238,000	1,350,029
		1,350,029

6 NQ-QPV [12/19] 2/20 (1081865)

(Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical - 1.90%
BioMarin Pharmaceutical 0.599% exercise price $124.67,
expiration date 8/1/24	1,762,000	$1,865,956
Chefs’ Warehouse 144A 1.875% exercise price $44.20,
expiration date 12/1/24 #	1,030,000	1,138,466
FTI Consulting 2.00% exercise price $101.38, expiration
date 8/15/23	2,328,000	2,924,216
Jazz Investments I 1.875% exercise price $199.77,
expiration date 8/15/21	1,703,000	1,757,708
Paratek Pharmaceuticals 4.75% exercise price $15.90,
expiration date 5/1/24	2,298,000	1,660,305
Team 5.00% exercise price $21.70, expiration date
8/1/23	2,324,000	2,438,871
Vector Group 1.75% exercise price $20.27, expiration date
4/15/20 •	2,329,000	2,429,438
		14,214,960
Energy - 1.27%
Cheniere Energy 4.25% exercise price $138.38, expiration
date 3/15/45	4,457,000	3,532,407
Helix Energy Solutions Group 4.25% exercise price
$13.89, expiration dat e 5/1/22	2,113,000	2,263,657
PDC Energy 1.125% exercise price $85.39, expiration date
9/15/21	3,930,000	3,709,689
		9,505,753
Financials - 0.32%
GAIN Capital Holdings 5.00% exercise price $8.20,
expiration date 8/15/22	2,719,000	2,383,462
		2,383,462
Real Estate Investment Trusts - 0.35%
Blackstone Mortgage Trust 4.75% exercise price $36.23,
expiration date 3/15/23	2,464,000	2,647,642
		2,647,642
Technology - 2.98%
Boingo Wireless 1.00% exercise price $42.32, expiration
date 10/1/23	4,145,000	3,682,704
CSG Systems International 4.25% exercise price $56.87,
expiration date 3/15/36	2,198,000	2,519,457
Knowles 3.25% exercise price $18.43, expiration date
11/1/21	932,000	1,213,588
Ligand Pharmaceuticals 0.75% exercise price $248.48,
expiration date 5/15/23	1,332,000	1,152,898
Pluralsight 144A 0.375% exercise price $38.76, expiration
date 3/1/24 #	2,801,000	2,438,055

NQ-QPV [12/19] 2/20 (1081865) 7

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Technology (continued)
Quotient Technology 1.75% exercise price $17.36,
expiration date 12/1/22	2,421,000	$2,391,721
Retrophin 2.50% exercise price $38.80, expiration date
9/15/25	2,142,000	1,665,833
Synaptics 0.50% exercise price $73.02, expiration date
6/15/22	2,586,000	2,873,782
Verint Systems 1.50% exercise price $64.46, expiration
date 6/1/21	2,316,000	2,503,672
Vishay Intertechnology 2.25% exercise price $31.44,
expiration date 6/15/25	1,893,000	1,901,126
		22,342,836
Utilities - 0.31%
NRG Energy 2.75% exercise price $47.74, expiration date
6/1/48	2,008,000	2,281,590
		2,281,590
Total Convertible Bonds (cost $66,973,719)		69,181,293

Corporate Bonds – 12.83%
Banking - 1.01%
Ally Financial
5.75% 11/20/25	1,275,000	1,429,594
8.00% 11/1/31	50,000	69,497
Banco de Credito del Peru 144A 2.70% 1/11/25 #	302,000	300,867
Bancolombia 4.625% (H15T5Y + 2.944%) 12/18/29 µ	290,000	294,713
Bank of America
2.456% 10/22/25 µ	20,000	20,129
3.458% 3/15/25 µ	255,000	266,331
BBVA Bancomer 144A 5.125% (H15T5Y + 2.65%)
1/18/33 #µ	577,000	583,511
Credit Suisse Group
144A 3.869% 1/12/29 #µ	275,000	292,927
144A 6.25% (USSW5 + 3.455%)#µy	625,000	681,754
JPMorgan Chase & Co.
4.023% 12/5/24 µ	150,000	159,953
5.00%µy	130,000	135,363
KeyBank 3.40% 5/20/26	275,000	286,373
Morgan Stanley
3.124% (LIBOR03M + 1.22%) 5/8/24 •	90,000	91,653
5.00% 11/24/25	165,000	185,844
PNC Financial Services Group 2.60% 7/23/26	275,000	278,680
Popular 6.125% 9/14/23	795,000	857,936

8 NQ-QPV [12/19] 2/20 (1081865)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Royal Bank of Scotland Group 8.625% (USSW5 +
7.598%)µy	910,000	$985,598
State Street 3.30% 12/16/24	265,000	279,477
Truist Bank 2.636% (H15T5Y + 1.15%) 9/17/29 µ	275,000	274,891
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•	110,000	96,417
		7,571,508
Basic Industry - 1.17%
Allegheny Technologies 7.875% 8/15/23	75,000	84,219
Builders FirstSource 144A 5.625% 9/1/24 #	235,000	244,890
Chemours
5.375% 5/15/27	665,000	590,204
7.00% 5/15/25	160,000	161,534
CSN Resources 144A 7.625% 4/17/26 #	445,000	474,746
FMG Resources August 2006 144A 5.125% 5/15/24 #	430,000	457,772
Freeport-McMoRan
4.55% 11/14/24	345,000	365,412
5.45% 3/15/43	580,000	601,808
Hudbay Minerals
144A 7.25% 1/15/23 #	175,000	181,963
144A 7.625% 1/15/25 #	25,000	26,440
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	50,000	52,875
Koppers 144A 6.00% 2/15/25 #	50,000	52,500
Kraton Polymers 144A 7.00% 4/15/25 #	50,000	51,641
Methanex 5.25% 12/15/29	275,000	284,332
Minera Mexico 144A 4.50% 1/26/50 #	307,000	313,427
New Enterprise Stone & Lime 144A 6.25% 3/15/26 #	50,000	52,517
Newmont Goldcorp 2.80% 10/1/29	275,000	272,626
Novelis
144A 5.875% 9/30/26 #	100,000	106,643
144A 6.25% 8/15/24 #	250,000	262,810
Olin
5.00% 2/1/30	245,000	249,128
5.125% 9/15/27	785,000	820,186
Orbia Advance 144A 5.50% 1/15/48 #	331,000	339,174
RPM International 4.55% 3/1/29	275,000	297,867
Schweitzer-Mauduit International 144A 6.875% 10/1/26 #	50,000	54,017
Standard Industries
144A 4.75% 1/15/28 #	870,000	893,771
144A 5.00% 2/15/27 #	50,000	52,241
144A 5.375% 11/15/24 #	100,000	102,999
144A 6.00% 10/15/25 #	50,000	52,687
Steel Dynamics 5.00% 12/15/26	890,000	946,667

NQ-QPV [12/19] 2/20 (1081865) 9

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Univar Solutions USA 144A 5.125% 12/1/27 #	320,000	$334,602
		8,781,698
Brokerage - 0.04%
Jefferies Group 4.15% 1/23/30	275,000	291,480
		291,480
Capital Goods - 0.52%
Berry Global
144A 4.875% 7/15/26 #	50,000	52,829
5.125% 7/15/23	75,000	77,155
5.50% 5/15/22	50,000	50,687
144A 5.625% 7/15/27 #	50,000	53,751
Bombardier 144A 6.00% 10/15/22 #	425,000	425,935
Cloud Crane 144A 10.125% 8/1/24 #	25,000	26,302
Crown Americas 4.25% 9/30/26	775,000	814,988
Gates Global 144A 6.25% 1/15/26 #	375,000	382,142
Greif 144A 6.50% 3/1/27 #	50,000	54,093
L3Harris Technologies
2.90% 12/15/29	50,000	50,824
144A 3.85% 6/15/23 #	15,000	15,803
Mauser Packaging Solutions Holding 144A 5.50%
4/15/24 #	970,000	1,001,612
Reynolds Group Issuer
144A 5.125% 7/15/23 #	175,000	179,521
5.75% 10/15/20	96,911	97,153
Roper Technologies 2.35% 9/15/24	275,000	276,628
TransDigm 144A 6.25% 3/15/26 #	320,000	347,035
		3,906,458
Communication Services - 1.42%
AMC Networks 4.75% 8/1/25	870,000	875,076
CCO Holdings
144A 4.75% 3/1/30 #	50,000	51,094
144A 5.375% 6/1/29 #	565,000	604,183
144A 5.875% 4/1/24 #	175,000	181,271
144A 5.875% 5/1/27 #	605,000	641,193
Clear Channel Worldwide Holdings
144A 5.125% 8/15/27 #	125,000	130,394
144A 9.25% 2/15/24 #	42,000	46,603
CSC Holdings
144A 5.375% 7/15/23 #	200,000	205,417
6.75% 11/15/21	665,000	717,203
144A 7.50% 4/1/28 #	720,000	815,272

10 NQ-QPV [12/19] 2/20 (1081865)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communication Services (continued)
CSC Holdings
144A 7.75% 7/15/25 #	745,000	$796,181
144A 10.875% 10/15/25 #	200,000	223,875
Diamond Sports Group
144A 5.375% 8/15/26 #	50,000	50,671
144A 6.625% 8/15/27 #	100,000	97,435
Gray Television
144A 5.875% 7/15/26 #	175,000	186,480
144A 7.00% 5/15/27 #	600,000	667,860
iHeartCommunications 8.375% 5/1/27	75,000	83,014
Lamar Media 5.75% 2/1/26	840,000	891,870
Netflix
4.875% 4/15/28	25,000	26,031
5.875% 2/15/25	75,000	83,781
5.875% 11/15/28	935,000	1,038,233
Nexstar Broadcasting
144A 5.625% 8/1/24 #	125,000	130,573
144A 5.625% 7/15/27 #	25,000	26,391
Sinclair Television Group
144A 5.125% 2/15/27 #	565,000	582,146
144A 5.625% 8/1/24 #	75,000	77,313
Sirius XM Radio
144A 4.625% 7/15/24 #	75,000	78,906
144A 5.00% 8/1/27 #	305,000	322,339
144A 5.50% 7/1/29 #	925,000	1,001,858
		10,632,663
Communications - 0.83%
Altice France 144A 7.375% 5/1/26 #	980,000	1,053,980
AT&T 4.35% 3/1/29	175,000	194,591
Charter Communications Operating
4.80% 3/1/50	70,000	73,683
5.05% 3/30/29	165,000	187,125
Hughes Satellite Systems 6.625% 8/1/26	25,000	27,821
Level 3 Financing 144A 3.875% 11/15/29 #	950,000	958,883
Ooredoo International Finance 144A 5.00% 10/19/25 #	267,000	298,427
Qwest 7.25% 9/15/25	75,000	86,270
Sprint
7.125% 6/15/24	815,000	880,881
7.625% 3/1/26	50,000	55,233
7.875% 9/15/23	125,000	138,177
Sprint Capital 8.75% 3/15/32	50,000	60,780
Time Warner Cable 7.30% 7/1/38	110,000	143,398

NQ-QPV [12/19] 2/20 (1081865) 11

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Time Warner Entertainment 8.375% 3/15/23	165,000	$194,770
T-Mobile USA 6.375% 3/1/25	25,000	25,885
Verizon Communications
4.50% 8/10/33	220,000	256,921
4.522% 9/15/48	55,000	65,886
ViacomCBS 4.375% 3/15/43	270,000	286,154
Vodafone Group
4.25% 9/17/50	165,000	172,413
4.875% 6/19/49	130,000	150,916
Zayo Group
6.00% 4/1/23	75,000	76,844
6.375% 5/15/25	825,000	852,155
		6,241,193
Consumer Cyclical - 1.46%
1011778 BC 144A 3.875% 1/15/28 #	50,000	50,218
Allison Transmission 144A 5.875% 6/1/29 #	970,000	1,064,403
AMC Entertainment Holdings
5.75% 6/15/25	25,000	23,177
6.125% 5/15/27	930,000	850,973
Boyd Gaming 6.00% 8/15/26	750,000	807,448
Caesars Resort Collection 144A 5.25% 10/15/25 #	109,000	112,951
Cedar Fair 5.375% 6/1/24	25,000	25,760
General Motors Financial
4.35% 4/9/25	110,000	117,874
5.25% 3/1/26	165,000	183,243
Golden Nugget 144A 8.75% 10/1/25 #	50,000	53,593
HD Supply 144A 5.375% 10/15/26 #	515,000	547,096
Hilton Worldwide Finance 4.875% 4/1/27	965,000	1,027,098
IRB Holding 144A 6.75% 2/15/26 #	150,000	157,552
KFC Holding 144A 5.00% 6/1/24 #	175,000	181,709
Lennar 5.00% 6/15/27	195,000	212,130
Lowe’s 4.55% 4/5/49	275,000	324,172
Marriott Ownership Resorts 144A 4.75% 1/15/28 #	25,000	25,665
MGM Resorts International
5.75% 6/15/25	451,000	506,243
6.00% 3/15/23	50,000	54,979
Murphy Oil USA 4.75% 9/15/29	1,143,000	1,209,203
Penn National Gaming 144A 5.625% 1/15/27 #	595,000	630,493
PulteGroup 5.00% 1/15/27	185,000	201,895
Scientific Games International 144A 8.25% 3/15/26 #	1,355,000	1,496,427
Stars Group Holdings 144A 7.00% 7/15/26 #	50,000	54,280
Viking Cruises 144A 6.25% 5/15/25 #	200,000	208,833

12 NQ-QPV [12/19] 2/20 (1081865)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Wynn Las Vegas 144A 5.50% 3/1/25 #	50,000	$53,687
Yum! Brands 144A 4.75% 1/15/30 #	690,000	724,052
		10,905,154
Consumer Non-Cyclical - 1.12%
AbbVie
144A 2.60% 11/21/24 #	30,000	30,206
144A 2.95% 11/21/26 #	25,000	25,412
144A 4.05% 11/21/39 #	10,000	10,604
144A 4.25% 11/21/49 #	30,000	31,708
Albertsons
5.75% 3/15/25	25,000	25,948
144A 5.875% 2/15/28 #	25,000	26,609
144A 7.50% 3/15/26 #	25,000	28,109
Alcon Finance 144A 3.00% 9/23/29 #	275,000	279,952
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	200,000	213,211
4.75% 1/23/29	90,000	104,269
Ashtead Capital 144A 4.00% 5/1/28 #	1,120,000	1,134,000
B&G Foods 5.25% 9/15/27	25,000	25,281
BRF 144A 4.875% 1/24/30 #	305,000	314,992
Cott Holdings 144A 5.50% 4/1/25 #	466,000	487,942
CVS Health 3.25% 8/15/29	280,000	284,740
DH Europe Finance II
2.60% 11/15/29	40,000	39,880
3.25% 11/15/39	45,000	45,397
3.40% 11/15/49	40,000	40,803
Energizer Holdings
144A 5.50% 6/15/25 #	50,000	51,979
144A 6.375% 7/15/26 #	25,000	26,671
Gilead Sciences 4.15% 3/1/47	275,000	305,890
HLF Financing 144A 7.25% 8/15/26 #	50,000	53,063
JBS USA 144A 6.50% 4/15/29 #	1,077,000	1,198,841
Pilgrim’s Pride 144A 5.875% 9/30/27 #	875,000	947,713
Post Holdings
144A 5.50% 12/15/29 #	1,188,000	1,268,962
144A 5.75% 3/1/27 #	175,000	188,094
United Rentals North America
4.625% 10/15/25	175,000	180,282
5.25% 1/15/30	945,000	1,018,852
		8,389,410

NQ-QPV [12/19] 2/20 (1081865) 13

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy - 1.43%
AmeriGas Partners
5.50% 5/20/25	150,000	$162,373
5.75% 5/20/27	235,000	258,458
Apergy 6.375% 5/1/26	50,000	52,892
Archrock Partners 6.00% 10/1/22	170,000	171,753
Cheniere Corpus Christi Holdings 7.00% 6/30/24	235,000	271,302
Cheniere Energy Partners 144A 4.50% 10/1/29 #	547,000	563,109
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	390,000	396,347
6.25% 4/1/23	80,000	81,767
DCP Midstream Operating
3.875% 3/15/23	50,000	51,249
5.125% 5/15/29	25,000	25,984
Energy Transfer Operating
5.25% 4/15/29	165,000	185,320
6.25% 4/15/49	110,000	132,569
Genesis Energy
6.50% 10/1/25	50,000	48,499
6.75% 8/1/22	400,000	404,712
Gulfport Energy 6.375% 1/15/26	50,000	31,142
Hilcorp Energy I 144A 5.00% 12/1/24 #	445,000	431,599
Israel Electric 144A 4.25% 8/14/28 #	749,000	817,590
KazMunayGas National 144A 5.375% 4/24/30 #	788,000	915,539
KazTransGas JSC 144A 4.375% 9/26/27 #	579,000	608,516
Marathon Oil 4.40% 7/15/27	260,000	282,684
MPLX
4.00% 3/15/28	35,000	36,237
4.80% 2/15/29	150,000	164,558
5.50% 2/15/49	90,000	102,103
Murphy Oil 5.875% 12/1/27	553,000	581,341
Noble Energy
3.25% 10/15/29	130,000	131,193
3.90% 11/15/24	55,000	58,127
4.95% 8/15/47	90,000	99,635
NuStar Logistics 5.625% 4/28/27	405,000	416,887
Oasis Petroleum
144A 6.25% 5/1/26 #	50,000	41,626
6.875% 1/15/23	175,000	171,500
Parkland Fuel
144A 5.875% 7/15/27 #	50,000	53,593
144A 6.00% 4/1/26 #	75,000	79,361
Sabine Pass Liquefaction 5.625% 3/1/25	90,000	101,334

14 NQ-QPV [12/19] 2/20 (1081865)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Sinopec Group Overseas Development 2018 144A 2.50%
8/8/24 #	898,000	$902,033
Southwestern Energy
6.20% 1/23/25	50,000	45,985
7.75% 10/1/27	472,000	438,358
Sunoco 4.875% 1/15/23	75,000	76,908
Targa Resources Partners
4.25% 11/15/23	100,000	101,209
5.375% 2/1/27	310,000	322,199
Transocean 144A 9.00% 7/15/23 #	815,000	862,543
USA Compression Partners 6.875% 9/1/27	50,000	52,173
		10,732,307
Financials - 0.29%
AerCap Global Aviation Trust 144A 6.50% (LIBOR03M +
4.30%) 6/15/45 #µ	425,000	469,667
AerCap Ireland Capital 4.45% 4/3/26	185,000	198,557
Avolon Holdings Funding
144A 3.95% 7/1/24 #	75,000	78,251
144A 4.375% 5/1/26 #	200,000	211,510
E*TRADE Financial 5.875% (LIBOR03M + 4.44%)µy	940,000	1,001,979
Icahn Enterprises 6.25% 5/15/26	100,000	106,687
International Lease Finance 8.625% 1/15/22	90,000	101,260
Nationstar Mortgage 6.50% 7/1/21	21,000	21,113
		2,189,024
Healthcare - 0.97%
Bausch Health 144A 5.50% 11/1/25 #	1,080,000	1,130,852
Charles River Laboratories International 144A 4.25%
5/1/28 #	1,160,000	1,183,896
DaVita 5.125% 7/15/24	125,000	128,386
Encompass Health
4.75% 2/1/30	950,000	987,383
5.75% 11/1/24	101,000	102,347
HCA
5.375% 2/1/25	930,000	1,030,361
5.875% 2/1/29	350,000	405,125
HCA Healthcare 6.25% 2/15/21	175,000	182,831
Hill-Rom Holdings 144A 4.375% 9/15/27 #	400,000	412,639
Hologic 144A 4.625% 2/1/28 #	535,000	568,623
MEDNAX 144A 6.25% 1/15/27 #	25,000	25,688
Tenet Healthcare 8.125% 4/1/22	980,000	1,085,869
		7,244,000

NQ-QPV [12/19] 2/20 (1081865) 15

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Industrials - 0.03%
Colfax 144A 6.00% 2/15/24 #	25,000	$26,615
Covanta Holding 5.875% 3/1/24	175,000	180,541
		207,156
Insurance - 0.35%
GTCR AP Finance 144A 8.00% 5/15/27 #	50,000	52,142
HUB International 144A 7.00% 5/1/26 #	640,000	678,416
Molina Healthcare 144A 4.875% 6/15/25 #	175,000	180,323
USI 144A 6.875% 5/1/25 #	825,000	845,369
WellCare Health Plans 144A 5.375% 8/15/26 #	830,000	885,486
		2,641,736
Media - 0.05%
AMC Networks 5.00% 4/1/24	100,000	102,250
DISH DBS 5.00% 3/15/23	175,000	179,959
Midcontinent Communications 144A 5.375% 8/15/27 #	75,000	79,526
		361,735
Real Estate Investment Trusts - 0.32%
Crown Castle International 5.25% 1/15/23	275,000	298,769
ESH Hospitality
144A 4.625% 10/1/27 #	935,000	948,417
144A 5.25% 5/1/25 #	875,000	906,356
HAT Holdings I 144A 5.25% 7/15/24 #	25,000	26,333
Ladder Capital Finance Holdings 144A 5.25% 10/1/25 #	175,000	182,073
MGM Growth Properties Operating Partnership 144A
5.75% 2/1/27 #	50,000	55,938
		2,417,886
Real Estate Operating/Development - 0.04%
Greystar Real Estate Partners 144A 5.75% 12/1/25 #	200,000	207,998
Realogy Group 144A 9.375% 4/1/27 #	50,000	52,299
		260,297
Services - 0.23%
Brand Industrial Services 144A 8.50% 7/15/25 #	125,000	128,436
Prime Security Services Borrower 144A 5.75% 4/15/26 #	968,000	1,053,914
Service Corp. International 4.625% 12/15/27	499,000	521,366
		1,703,716
Technology - 0.13%
Global Payments
2.65% 2/15/25	200,000	200,950
3.20% 8/15/29	75,000	76,646
Intel
2.45% 11/15/29	40,000	39,881
3.25% 11/15/49	80,000	80,591

16 NQ-QPV [12/19] 2/20 (1081865)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
International Business Machines 3.00% 5/15/24	270,000	$279,761
NXP 144A 4.875% 3/1/24 #	255,000	278,165
		955,994
Technology & Electronics - 0.52%
CDK Global 144A 5.25% 5/15/29 #	970,000	1,041,537
CommScope 144A 6.00% 3/1/26 #	25,000	26,641
Iron Mountain
144A 5.25% 3/15/28 #	530,000	552,181
5.75% 8/15/24	325,000	329,465
Sensata Technologies UK Financing 144A 6.25%
2/15/26 #	505,000	545,072
Solera 144A 10.50% 3/1/24 #	100,000	106,315
SS&C Technologies 144A 5.50% 9/30/27 #	1,100,000	1,176,313
VeriSign 4.75% 7/15/27	25,000	26,421
Verscend Escrow 144A 9.75% 8/15/26 #	50,000	54,814
		3,858,759
Telecommunications - 0.02%
T-Mobile USA 6.00% 3/1/23	175,000	178,515
T-Mobile USA Escrow=†	175,000	0
		178,515
Transportation - 0.22%
DAE Funding 144A 5.75% 11/15/23 #	1,060,000	1,114,765
FedEx 4.05% 2/15/48	275,000	265,348
Rutas 2 and 7 Finance 144A 3.08% 9/30/36 #^	302,000	196,582
VistaJet Malta Finance 144A 10.50% 6/1/24 #	75,000	71,406
		1,648,101
Utilities - 0.66%
AEP Texas 3.45% 1/15/50	10,000	10,021
Calpine 144A 5.25% 6/1/26 #	780,000	813,987
Duke Energy 4.875% (H15T5Y + 3.388%)µy	125,000	131,272
Duke Energy Indiana 3.25% 10/1/49	150,000	149,908
Empresas Publicas de Medellin 144A 4.25% 7/18/29 #	575,000	599,180
Entergy Mississippi 2.85% 6/1/28	90,000	92,027
Entergy Texas 3.55% 9/30/49	185,000	188,730
Evergy 2.90% 9/15/29	240,000	239,017
Evergy Metro 3.65% 8/15/25	35,000	37,327
MidAmerican Energy 3.15% 4/15/50	110,000	108,579
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	749,000	767,989
NextEra Energy Capital Holdings
2.90% 4/1/22	75,000	76,537
3.15% 4/1/24	110,000	114,058
PacifiCorp 3.50% 6/15/29	165,000	178,015

NQ-QPV [12/19] 2/20 (1081865) 17

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Southern California Edison
4.00% 4/1/47	35,000	$36,796
4.20% 3/1/29	150,000	166,086
4.875% 3/1/49	90,000	106,600
Southwestern Electric Power 4.10% 9/15/28	275,000	300,803
Vistra Operations 144A 5.00% 7/31/27 #	780,000	816,527
Xcel Energy
2.60% 12/1/29	10,000	9,905
3.50% 12/1/49	20,000	20,357
		4,963,721
Total Corporate Bonds (cost $95,073,255)		96,082,511

Non-Agency Commercial Mortgage-Backed Securities – 0.44%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	350,000	355,313
Benchmark Mortgage Trust
Series 2019-B9 A5 4.016% 3/15/52	350,000	387,326
Cantor Commercial Real Estate Lending
Series 2019-CF2 A5 2.874% 11/15/52	350,000	354,822
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	350,000	374,413
Series 2017-GS6 A3 3.433% 5/10/50	350,000	369,361
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	350,000	374,330
JPM-DB Commercial Mortgage Securities Trust
Series 2017-C7 A5 3.409% 10/15/50	350,000	369,232
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 A4 3.325% 5/15/49	350,000	365,612
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 A3 2.652% 8/15/49	350,000	352,473
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,370,268)		3,302,882

Municipal Bonds – 4.56%
Allegheny County Industrial Development Authority
Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	1,000,000	1,044,710
Buckeye Tobacco Settlement Financing Authority
(Senior Turbo Term Bonds) Series A-2 5.875% 6/1/30	2,000,000	2,010,640
Capital Trust Agency, Florida
(University Bridge, LLC Student Housing Project) Series
A 144A 5.25% 12/1/58 #	1,500,000	1,566,105

18 NQ-QPV [12/19] 2/20 (1081865)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Chicago, Illinois
Series A 5.00% 1/1/44	2,000,000	$2,251,620
Colorado Health Facilities Authority Revenue
(Cappella of Grand Junction Project) 144A
5.00% 12/1/54 #	1,000,000	1,034,730
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Asbury Pennsylvania Obligation Group) 5.00% 1/1/45	1,000,000	1,086,960
Illinois State
5.00% 11/1/29	2,250,000	2,576,925
Lower Alabama Gas District
Series A 5.00% 9/1/46	2,250,000	3,111,210
National Finance Authority Revenue, New Hampshire
(The Vista Project) Series A 144A 5.25% 7/1/39 #	1,000,000	1,088,360
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	4,500,000	5,015,745
New Jersey Transportation Trust Fund Authority
(Transportation Program) 4.00% 6/15/50	3,000,000	3,110,490
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,250,000	1,308,150
Series A-1 5.00% 7/1/58	2,500,000	2,658,825
Seminole County Industrial Development Authority, Florida
(Legacy Pointe at UCF Project) 5.50% 11/15/49	500,000	501,095
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3C
Project) 5.00% 6/30/58 (AMT)	2,250,000	2,625,570
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT)#	1,000,000	1,038,730
Washington Health Care Facilities Authority
(CommonSpirit Health) 4.00% 8/1/44	2,000,000	2,145,340

Total Municipal Bonds (cost $34,120,513)		34,175,205

NQ-QPV [12/19] 2/20 (1081865) 19

Schedule of investments

Delaware Total Return Fund (Unaudited)

		Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities – 0.11%
Citibank Credit Card Issuance Trust
Series 2018-A1 A1 2.49% 1/20/23		500,000	$503,407
Verizon Owner Trust
Series 2017-2A A 144A 1.92% 12/20/21 #		324,100	324,064
Total Non-Agency Asset-Backed Securities
(cost $825,879)			827,471

Sovereign Bonds – 0.89%Δ
Azerbaijan - 0.12%
Republic of Azerbaijan International Bond 144A
3.50% 9/1/32 #		940,000	926,219
			926,219
Dominican Republic - 0.06%
Dominican Republic International Bond 144A
6.00% 7/19/28 #		381,000	424,475
			424,475
Egypt - 0.10%
Egypt Government International Bond 144A
8.70% 3/1/49 #		683,000	765,889
			765,889
El Salvador - 0.11%
El Salvador Government International Bond 144A
7.125% 1/20/50 #		757,000	808,336
			808,336
Georgia - 0.04%
Georgia Government International Bond 6.875% 4/12/21		299,000	315,673
			315,673
Guatemala - 0.04%
Guatemala Government Bond 144A 4.875% 2/13/28 #		281,000	299,717
			299,717
Ivory Coast - 0.06%
Ivory Coast Government International Bond
144A 6.125% 6/15/33 #		306,000	309,428
144A 6.875% 10/17/40 #	EUR	100,000	117,477
			426,905
Mexico - 0.02%
Mexican Bonos 6.50% 6/9/22	MXN	2,733,500	143,875
			143,875
Mongolia - 0.08%
Mongolia Government International Bond 144A
5.625% 5/1/23 #		584,000	602,370
			602,370

20 NQ-QPV [12/19] 2/20 (1081865)

(Unaudited)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Russia - 0.09%
Russian Foreign Bond - Eurobond 144A 4.25% 6/23/27 #	600,000	$656,291
		656,291
Ukraine - 0.12%
Ukraine Government International Bond 144A
7.75% 9/1/21 #	877,000	929,895
		929,895
Uzbekistan - 0.05%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #	374,000	397,748
		397,748
Total Sovereign Bonds (cost $6,512,911)		6,697,393

Supranational Bank – 0.04%
Banque Ouest Africaine de Developpement 144A
4.70% 10/22/31 #	306,000	311,557
Total Supranational Bank (cost $306,000)		311,557

US Treasury Obligations – 0.84%
US Treasury Bonds
2.375% 11/15/49	25,000	24,894
4.50% 2/15/36	1,010,000	1,338,297
US Treasury Notes
1.50% 9/30/24	2,220,000	2,199,796
1.50% 11/30/24	2,105,000	2,086,243
1.625% 8/15/29	210,000	204,459
US Treasury Strip Principal
2.26% 5/15/44	775,000	428,986
Total US Treasury Obligations (cost $6,335,336)		6,282,675

	Number of
	Shares
Preferred Stock – 0.11%
Bank of America 6.50% µ	735,000	834,751
Total Preferred Stock (cost $830,601)		834,751

Short-Term Investments – 2.01%
Money Market Mutual Funds - 2.01%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.52%)	3,007,995	3,007,995
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.49%)	3,007,995	3,007,995
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.51%)	3,007,995	3,007,995

NQ-QPV [12/19] 2/20 (1081865) 21

Schedule of investments

Delaware Total Return Fund (Unaudited)

	Number of
	Shares	Value (U. S. $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.48%)	3,007,995	$3,007,995
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	3,007,995	3,007,995
Total Short-Term Investments (cost $15,039,975)		15,039,975
Total Value of Securities – 99.51%
(cost $680,340,730)		745,330,014
Receivables and Other Assets Net of Liabilities – 0.49%		3,706,367
Net Assets Applicable to 47,277,449 Shares Outstanding – 100.00%		$749,036,381

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Dec. 31, 2019, the aggregate value of Rule 144A securities was $77,096,214, which represents
10.29% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Dec. 31, 2019.
Rate will reset at a future date.
y No contractual maturity date.
†	Non-income producing security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Dec. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

22 NQ-QPV [12/19] 2/20 (1081865)

(Unaudited)

The following foreign currency exchange contracts and futures contracts were outstanding at Dec. 31, 2019:

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	CHF	(17,507)	USD	18,050	1/3/20	$—	$(45)
BNYM	DKK	(35,163)	USD	5,246	1/2/20	—	(32)
BNYM	EUR	(8,802)	USD	9,850	1/2/20	—	(24)
BNYM	GBP	(3,001)	USD	3,978	1/3/20	2	—
BNYM	SEK	(97,993)	USD	10,464	1/2/20	1	—
JPMCB	BRL	1,260,072	USD	(299,375)	1/10/20	13,756	—
JPMCB	EUR	(100,000)	USD	111,742	1/10/20	—	(579)
JPMCB	ZAR	(4,435,228)	USD	298,086	1/10/20	—	(18,672)
Total Foreign Currency Exchange Contracts						$13,759	$(19,352)

Futures Contracts

Variation
Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Depreciation	Brokers
US Treasury
3	10 yr Notes	$385,265	$386,664	3/20/20	$(1,399)	$(328)

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CHF – Swiss Franc
DB – Deutsche Bank
DKK – Danish Krone
EAFE – Europe, Australasia and Far East
ETF – Exchange-Traded Fund
EUR – Euro
FTSE – Financial Times Stock Exchange 100 Index
GBP – British Pound Sterling
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan

NQ-QPV [12/19] 2/20 (1081865) 23

Schedule of investments

Delaware Total Return Fund (Unaudited)

Summary of abbreviations (continued):
JPMCB – JPMorgan Chase Bank
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Company
MSCI – Morgan Stanley Capital International
MXN – Mexican Peso
REIT – Real Estate Investment Trust
SEK – Swedish Krona
S. F. – Singe Family
SPDR – S&P Depository Receipts
S&P – Standard & Poor’s Financial Services LLC
USD – US Dollar
Yr – Year
ZAR – South African Rand

24 NQ-QPV [12/19] 2/20 (1081865)